Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital World Growth and Income Fund
Entity Central Index Key	0000894005
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital World Growth and Income Fund® - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class A
Trading Symbol	CWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a
h
yp
o
the
tic
al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class C
Trading Symbol	CWGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hyp
ot
hetical $10,
0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.47% *
*Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class T
Trading Symbol	TCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six
months
?
(based on a h
yp
oth
eti
cal
$
10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 25	0.47% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-1
Trading Symbol	CWGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.79% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-2
Trading Symbol	WGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund(the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 28	0.52% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-3
Trading Symbol	FWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-A
Trading Symbol	CWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.75% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-C
Trading Symbol	CWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 82	1.52% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.52%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-E
Trading Symbol	CWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the
fund
costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.00% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-T
Trading Symbol	TCWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 28	0.52% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-1
Trading Symbol	CWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.60% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 27	0.50% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-3
Trading Symbol	FWCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.46% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-1
Trading Symbol	RWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 81	1.50% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2
Trading Symbol	RWIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.50% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2E
Trading Symbol	RWBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.21% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-3
Trading Symbol	RWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.06% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-4
Trading Symbol	RWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5E
Trading Symbol	RWIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5
Trading Symbol	RWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-6
Trading Symbol	RWIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 159,528,000,000
Holdings Count | Holding	344
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.